Financial Liabilities Held for Trading at Fair Value Through Profit or Loss - Schedule of Debt Portfolio of Derivative Instruments (Details) - CLP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	$ 54,495,945	$ 42,016,261
Demand [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments
Up to 1 month [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	10,657,116	4,369,209
Over 1 month and up to 3 months [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	5,973,372	3,915,969
Over 3 months and up to 12 months [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	12,871,354	9,581,530
Over 1 year and up to 3 years [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	11,081,984	11,406,802
Over 3 years and up to 5 years [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	6,756,390	5,941,768
Over 5 years [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	7,155,729	6,800,983
Fair Value Liabilities [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	2,079,465	2,444,721
Currency forward [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	15,381,846	9,088,791
Currency forward [Member] | Demand [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments
Currency forward [Member] | Up to 1 month [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	7,393,965	3,638,001
Currency forward [Member] | Over 1 month and up to 3 months [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	3,560,210	2,003,870
Currency forward [Member] | Over 3 months and up to 12 months [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	3,716,879	2,583,070
Currency forward [Member] | Over 1 year and up to 3 years [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	659,862	863,850
Currency forward [Member] | Over 3 years and up to 5 years [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	50,930
Currency forward [Member] | Over 5 years [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments
Currency forward [Member] | Fair Value Liabilities [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	455,921	241,757
Interest rate swap [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	27,713,640	22,337,439
Interest rate swap [Member] | Demand [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments
Interest rate swap [Member] | Up to 1 month [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	3,093,258	619,104
Interest rate swap [Member] | Over 1 month and up to 3 months [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	2,016,845	1,627,918
Interest rate swap [Member] | Over 3 months and up to 12 months [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	7,398,940	4,583,573
Interest rate swap [Member] | Over 1 year and up to 3 years [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	7,351,083	7,622,130
Interest rate swap [Member] | Over 3 years and up to 5 years [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	4,073,662	3,963,087
Interest rate swap [Member] | Over 5 years [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	3,779,852	3,921,627
Interest rate swap [Member] | Fair Value Liabilities [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	414,413	650,370
Interest rate swap and cross currency swap [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	11,300,608	10,394,868
Interest rate swap and cross currency swap [Member] | Demand [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments
Interest rate swap and cross currency swap [Member] | Up to 1 month [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	151,577	96,844
Interest rate swap and cross currency swap [Member] | Over 1 month and up to 3 months [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	369,984	198,892
Interest rate swap and cross currency swap [Member] | Over 3 months and up to 12 months [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	1,700,333	2,331,613
Interest rate swap and cross currency swap [Member] | Over 1 year and up to 3 years [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	3,071,039	2,909,482
Interest rate swap and cross currency swap [Member] | Over 3 years and up to 5 years [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	2,631,798	1,978,681
Interest rate swap and cross currency swap [Member] | Over 5 years [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	3,375,877	2,879,356
Interest rate swap and cross currency swap [Member] | Fair Value Liabilities [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	1,206,802	1,547,488
Currency call options [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	64,587	67,700
Currency call options [Member] | Demand [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments
Currency call options [Member] | Up to 1 month [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	12,533	10,499
Currency call options [Member] | Over 1 month and up to 3 months [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	18,722	38,376
Currency call options [Member] | Over 3 months and up to 12 months [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	33,332	18,825
Currency call options [Member] | Over 1 year and up to 3 years [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments
Currency call options [Member] | Over 3 years and up to 5 years [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments
Currency call options [Member] | Over 5 years [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments
Currency call options [Member] | Fair Value Liabilities [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	870	4,151
Currency put options [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	35,264	127,463
Currency put options [Member] | Demand [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments
Currency put options [Member] | Up to 1 month [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	5,783	4,761
Currency put options [Member] | Over 1 month and up to 3 months [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	7,611	46,913
Currency put options [Member] | Over 3 months and up to 12 months [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	21,870	64,449
Currency put options [Member] | Over 1 year and up to 3 years [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments		11,340
Currency put options [Member] | Over 3 years and up to 5 years [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments
Currency put options [Member] | Over 5 years [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments
Currency put options [Member] | Fair Value Liabilities [Member]
Schedule of Debt Portfolio of Derivative Instruments [Line Items]
Derivative instruments	$ 1,459	$ 955